EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended December 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	40.78%
From	01-Dec-15	15-Dec-15	15-Jan-16	Floating Allocation Percentage at Month-End	54.50%
To	31-Dec-15	15-Jan-16
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,933,760.43
Series Nominal Liquidation Amount	1,113,073,760.43

Required Participation Amount	$1,113,073,760.43		Accumulation Account
Excess Receivables	$947,063,627.14		Beginning	-
			Payout	-
Total Collateral	2,060,137,387.57		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	228.90%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	31
	Total Pool		A1 LIBOR	0.330500%
Beginning Gross Principal Pool Balance	$5,591,818,642.62		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,097,514,652.77)			0.730500%
Investment in New Receivables	$2,150,405,810.61				1.01%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(13,183,885.28)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(573,058,014.96)			Actual	Per $1000
Less Servicing Adjustment	$(7,224,890.40)		Interest A1	345,972.92	0.35
Ending Balance	$5,051,243,009.82		Principal A1	-	$0.00

SAP for Next Period	40.78%				0.35

Average Receivable Balance	$5,028,306,008.29			Actual	Per $1000
Monthly Payment Rate	41.71%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	765,972.92	0.988352%
	Total Pool		Servicing Fee	$927,084.57
Total Interest Collections	$11,064,345.99		Excess Cash Flow	766,122.11
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,064,345.99
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-